Share capital (Details 5)	12 Months Ended
Sep. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	4,524,884
Details Of Compensation Options [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	17,522
Excercise Price | $ / shares	$ 4.95
Increase (decrease) in number of shares outstanding	(17,522)
Excercise Price Expired During The Year | $ / shares	$ 6.70
Balance at ending (in shares)
Excercise Price | $ / shares